Financial risk management - Maximum amount of exposure to credit risk by type of collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 237,320,299	₩ 224,067,959
Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	70,502,515	70,460,220
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	3,106,961	2,454,486
Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,962,871	1,997,274
Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	153,910,880	142,080,633
Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,728,068	2,034,305
Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	5,109,004	5,041,041
12-month expected credit loss
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	209,589,260	200,064,664
12-month expected credit loss | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	61,643,599	61,890,908
12-month expected credit loss | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,814,723	2,166,075
12-month expected credit loss | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,546,908	1,560,567
12-month expected credit loss | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	136,154,296	127,505,563
12-month expected credit loss | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,325,294	1,906,005
12-month expected credit loss | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	5,104,440	5,035,546
Life time expected credit loss
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	26,958,891	23,503,624
Life time expected credit loss | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	8,583,456	8,354,723
Life time expected credit loss | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	287,890	285,965
Life time expected credit loss | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	404,440	416,545
Life time expected credit loss | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	17,439,371	14,318,098
Life time expected credit loss | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	243,734	128,293
Impaired
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	772,148	499,671
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	275,460	214,589
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,348	2,446
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	11,523	20,162
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	317,213	256,972
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	159,040	7
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 4,564	₩ 5,495